SHAREHOLDERS' DEFICIT - Ordinary shares (Details)			1 Months Ended
	Jul. 12, 2022 USD ($) shares	Jan. 21, 2022 USD ($) shares	Oct. 31, 2022 USD ($) shares	Jul. 31, 2022 USD ($) shares	Jan. 31, 2022 USD ($) shares	Sep. 30, 2022 Vote $ / shares shares	Dec. 31, 2021 Vote $ / shares shares	Dec. 31, 2020 Vote $ / shares shares	Jul. 30, 2020 $ / shares
Class of Stock [Line Items]
Threshold conversion ratio of stock						20.00%	20.00%
Cash withdrawn from Trust Account in connection with redemption | $		$ 148,079,821	$ 12,349,642		$ 148,079,821
Class A Ordinary shares elected to redeem upon extension of business combination period			1,202,070
Class A common stock [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized						500,000,000	500,000,000	500,000,000
Ordinary shares, par value (per share) | $ / shares						$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote						1	1	1
Ordinary shares, subject to possible redemption issued						3,945,298	23,000,000	23,000,000
Ordinary shares, shares subject to possible redemption						8,202,277	23,000,000	23,000,000
Cash withdrawn from Trust Account in connection with redemption | $	$ 43,349,494		$ 12,349,642	$ 43,349,494	$ 148,079,821
Class A Ordinary shares elected to redeem upon extension of business combination period	4,256,979	14,797,723	1,202,070	4,256,979	14,797,723
Class B common stock
Class of Stock [Line Items]
Ordinary shares, shares authorized						50,000,000	50,000,000	50,000,000
Ordinary shares, par value (per share) | $ / shares						$ 0.0001	$ 0.0001	$ 0.0001
Common shares, votes per share | Vote						1	1	1
Ordinary shares, shares issued						5,750,000	5,750,000	5,750,000
Ordinary shares, shares outstanding						5,750,000	5,750,000	5,750,000